Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Tax on Profit/Loss and Deferred Tax

	2019		2018	2017
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	234		394	477
	234		394	477

Tax for the year can be explained as follows:
Profit/(loss) before tax	(218,250)		(130,491)	(124,374)
Tax at the Danish corporation tax rate of 22%	48,015		28,708	27,362

Tax effect of:
Non-deductible costs	(8,249)		(4,327)	(1,553)
Additional tax deductions	10,875		4,074	356
Impact from associate	(1,680)		(2,383)	—
Tax credits	—		—	(1,028)
Other effects including effect of different tax rates	1,602		143	598
Deferred tax asset, not recognized	(50,329)		(25,821)	(25,258)
Tax on profit/(loss) for the year	234		394	477
Effective tax rate	(0.11	) %	(0.30)%	(0.38)%
No changes to deferred tax ha
ve
 been recognized in the consolidated statement of profit or loss for 2019, 2018 or 2017.

	2019	2018	2017
	(EUR’000)
Specification of Deferred Tax Asset s
Tax deductible losses	123,234	74,120	52,084
Other temporary differences	5,631	4,416	631
Deferred tax asset, not recognized	(128,865)	(78,536)	(52,715)
Total Deferred Tax Asset s at December 31	0	0	0